Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
A summary of changes in accumulated other comprehensive income (loss) (‘‘AOCIL’’), net of tax during the years ended December 31 follows:

	Unrealized Gains (Losses) on Securities AFS	Unrealized Losses on Securities Transferred to Securities HTM (1)	Dispropor- tionate Tax Effects from Securities AFS	Unrealized Gains on Derivative Instruments	Total
	(In thousands)
2023
Balances at beginning of period	$(68,742)	$(18,223)	$(5,798)	$—	$(92,763)
Other comprehensive income (loss) before reclassifications	17,454	2,815	—	(168)	20,101
Amounts reclassified from AOCIL	175	—	—	345	520
Net current period other comprehensive income	17,629	2,815	—	177	20,621
Balances at end of period	$(51,113)	$(15,408)	$(5,798)	$177	$(72,142)

2022
Balances at beginning of period	$6,299	$—	$(5,798)	$—	$501
Other comprehensive loss before reclassifications	(75,258)	(18,223)	—	—	(93,481)
Amounts reclassified from AOCIL	217	—	—	—	217
Net current period other comprehensive loss	(75,041)	(18,223)	—	—	(93,264)
Balances at end of period	$(68,742)	$(18,223)	$(5,798)	$—	$(92,763)

2021
Balances at beginning of period	$15,822	$—	$(5,798)	$—	$10,024
Other comprehensive loss before reclassifications	(8,408)	—	—	—	(8,408)
Amounts reclassified from AOCIL	(1,115)	—	—	—	(1,115)
Net current period other comprehensive loss	(9,523)	—	—	—	(9,523)
Balances at end of period	$6,299	$—	$(5,798)	$—	$501
(1)Represents the remaining unrealized loss to be accreted on securities that were transferred from AFS to HTM on April 1, 2022.

Reclassifications Out of Each Component of AOCIL
A summary of reclassifications out of each component of AOCIL for the years ended December 31 follows:

AOCIL Component	Reclassified From AOCIL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2023
Unrealized gains (losses) on securities available for sale	$(222)	Net gains (losses) on securities available for sale
	(47)	Income tax expense
	$(175)	Reclassifications, net of tax

Unrealized gains on derivative instruments
	$437	Interest income
	92	Income tax expense
	$345	Reclassifications, net of tax

	$(520)	Total reclassifications for the period, net of tax

2022
Unrealized gains (losses) on securities available for sale	$(275)	Net gains (losses) on securities available for sale
	(58)	Income tax expense
	$(217)	Reclassifications, net of tax

2021
Unrealized gains (losses) on securities available for sale	$1,411	Net gains (losses) on securities available for sale
	296	Income tax expense
	$1,115	Reclassifications, net of tax